CONSTRUCTION IN PROGRESS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Construction In Progress
SUMMARY OF AMOUNT RECORDED IN THE CONSOLIDATED BALANCE SHEETS

The following table summarizes the amount of CIP recorded in property and equipment, net on the condensed consolidated balance sheets:

	March 31, 2023	June 30, 2022
Investments in construction in progress	$873,826	$782,816
Less: 50% contributed under government grant	(436,913)	(391,408)
Gross property and equipment	$436,913	$391,408

The following table summarizes the amount of CIP recorded in the Consolidated Balance Sheets:

	June 30, 2022	June 30, 2021
Investments in construction in progress	$782,816	$—
Less: 50% contributed under government grant	(391,408)	—
Carrying amount	$391,408	$—

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The components of net deferred taxes are as follows:

	June 30, 2022	June 30, 2021
Deferred tax assets (liabilities):
Net operating loss - U.S.	4,321,600	$4,742,347
Net operating loss - Foreign	1,682,879	1,179,984
Employee benefits	59,546	24,400
Total deferred tax assets, net	6,064,025	5,946,731
Less: valuation allowance	(6,064,025)	(5,946,731)
Net deferred taxes	$—	$—

SCHEDULE OF PROVISION FOR INCOME TAXES	Our statutory income tax rate is expected to be approximately 21%. The provision for income taxes consisted of the following:
Year Ended June 30,
	2022	2021
Current		$—
Deferred		—
Total	$—	$—

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (BENEFIT)

The reconciliation between the income tax expense (benefit) calculated by applying statutory rates to net loss and the income tax expense reported in the accompanying consolidated financial statements is as follows:

	Year Ended June 30,
	2022	2021
U.S. federal statutory rate applies to pretax income (loss)	(1,770,915)	$(1,452,905)
Different tax rate of subsidiary	(106,634)	(87,360)
State taxes, net of federal benefit		—
Permanent differences	117,039	281,730
Benefit of federal operating loss carryforwards		—
Cumulative adjustment to deferred taxes	1,643,216	(512,847)
Change in state tax rates and other		—
Change in valuation allowance	(117,294)	(1,771,382)
	$—	$—